Subsidiaries, joint arrangements and associates (Tables)	12 Months Ended
Dec. 31, 2025
Interest In Other Entities [Abstract]
Disclosure of interests in subsidiaries, joint arrangements, and associates	The more important subsidiaries, joint arrangements and associates of the group at 31 December 2025 and the group percentage of ordinary share capital (to nearest whole number) are set out below. The group's share of the assets and liabilities of the more important unincorporated joint arrangements are held by subsidiaries listed in the table below. Those subsidiaries held directly by the parent company are marked with an asterisk
(*), the percentage owned being that of the group unless otherwise indicated. A complete list of undertakings of the group is included in Note 13 in the parent company financial statements of BP p.l.c. which are filed with the Registrar of Companies in the UK, along with the group’s annual report.

Subsidiaries	%	Country of incorporation	Principal activities
International
BP Corporate Holdings Limited	100	England & Wales	Investment holding
BP Exploration Operating Company Limited	100	England & Wales	Exploration and production
*BP Gamma Holdings Limited	100	England & Wales	Investment holding
*BP Global Investments Limited	100	England & Wales	Investment holding
*BP International Limited	100	England & Wales	Integrated oil operations
BP Oil International Limited	100	England & Wales	Integrated oil operations
*Castrol Group Holdings Limited	100	Scotland	Investment holding
Azerbaijan
BP Exploration (Caspian Sea) Limited	100	England & Wales	Exploration and production
BP Exploration (Azerbaijan) Limited	100	England & Wales	Exploration and production
Germany
BP Europa SE	100	Germany	Refining and marketing
Trinidad and Tobago
BP Trinidad and Tobago LLC	70	US	Exploration and production
UK
BP Capital Markets p.l.c.	100	England & Wales	Finance
Lightsource BP Renewable Energy Investments Limited	100	England & Wales	Onshore renewables
US
*BP Holdings North America Limited	100	England & Wales	Investment holding
Atlantic Richfield Company	100	US	Exploration and production, refining and marketing
BP America Inc.	100	US
BP America Production Company	100	US
BP Company North America Inc.	100	US
BP Corporation North America Inc.	100	US
BP Products North America Inc.	100	US
The Standard Oil Company	100	US
Archaea Energy Inc.	100	US	Bioenergy
BP Capital Markets America Inc.	100	US	Finance

Joint arrangements	%	Country of incorporation	Principal activities
Angola
Azule Energy Holdings Limited	50	England & Wales	Exploration and production
aThere were no important associates in the group at 31 December 2025.